ING VARIABLE PORTFOLIOS, INC.

ING Small Company Portfolio (“Portfolio”)

Supplement dated December 13, 2012

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus,

Class I Prospectus, Class S Prospectus,

and Service 2 Class (“Class S2”) Prospectus

(collectively “Prospectuses”) and

to the Portfolio’s Class ADV, Class I, Class S and Class S2

Statement of Additional Information (“SAI”)

each dated April 30, 2012

Effective December 14, 2012, the Portfolio, which is currently closed to most new investments, will re-open to all investors who meet the eligibility requirements as described in the Portfolio’s Prospectuses.  Effective December 14, 2012, the Portfolio’s Prospectuses and SAI are hereby revised as follows:

The section entitled “How To Buy and Sell Shares — ING Small Company Portfolio Closure” of the Portfolio’s Prospectuses and the section entitled “Purchase and Redemption of Shares — ING Small Company Portfolio Closure” of the Portfolio’s SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE